Short-Term Investment	6 Months Ended
Jun. 30, 2023
Short-Term Investment [Abstract]
SHORT-TERM INVESTMENT

NOTE 6 – SHORT-TERM INVESTMENT

In February 2021, the Company entered into an investment agreement with Viner Total investment Fund (the “Fund”) to invest the Fund with the total investment consideration of $8,000,000. The Fund is an exempted company incorporated in the Cayman Islands and managed by Mainstream Fund Services (HK). The Fund is invested in a wide range of instruments with no specific limitations. The redemption of such shares for cash can be made with a one-month advanced written notice (such advanced written notice period can be extended by the administrator).

The value of private equity funds are measured at fair value with gains and losses recognized in earnings. As a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of the Fund. NAV is primarily determined based on information provided by external fund administrators. The NAV of the Fund was $3,282,770 and $3,336,256 as of June 30, 2023 and December 31, 2022, respectively. Investment loss of $50,470 and $1,349,773 was recorded in the Company’s condensed consolidated statements of operations and comprehensive loss for the six months ended June 30, 2023 and 2022, respectively.